PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
NOTE 10 – PROPERTY AND EQUIPMENT

	Communication network	Computers and information systems	Optic fibers and related assets	Subscribers equipment and installations	Property, leasehold improvements, furniture and equipment	Total
	New Israeli Shekels in millions
Cost
Balance at January 1, 2018	1,893	154	604	138	137	2,926

Additions in 2018	48	11	122	146	10	337
Disposals in 2018	322	17	11	4	24	378
Balance at December 31, 2018	1,619	148	715	280	123	2,885

Share in PHI P&E included as of Jan 1, 2019	171	2				173
Additions in 2019	91	3	146	172	6	418
Disposals in 2019	193	12	1	8	7	221
Balance at December 31, 2019	1,688	141	860	444	122	3,255

Additions in 2020	83	7	168	138	5	401
Disposals in 2020	418	72	9	30	27	556
Balance at December 31, 2020	1,353	76	1,019	552	100	3,100

Accumulated depreciation
Balance at January 1, 2018	1,263	108	253	31	91	1,746

Depreciation in 2018	174	13	39	66	12	304
Disposals in 2018	321	17	11	3	24	376
Balance at December 31, 2018	1,116	104	281	94	79	1,674

Share in PHI P&E included as of Jan 1, 2019	33	1				34
Depreciation in 2019	170	13	45	99	9	336
Disposals in 2019	192	11	1	8	7	219
Balance at December 31, 2019	1,127	107	325	185	81	1,825

Depreciation in 2020	147	11	55	117	8	338
Disposals in 2020	421	71	10	28	28	558
Balance at December 31, 2020	853	47	370	274	61	1,605

Carrying amounts, net

At December 31, 2018	503	44	434	186	44	1,211
At December 31, 2019	561	34	535	259	41	1,430
At December 31, 2020	500	29	649	278	39	1,495

For depreciation and amortization presentation in the statement of income see note 22.

	New Israeli Shekels
	Year ended December 31
	2018	2019	2020
	In millions
Cost additions include capitalization of salary and employee related expenses	38	39	41